Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	$ 147,005	$ 117,623	$ 281,194	$ 250,530
Revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	111,429	82,655	212,354	176,471
Revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	35,576	34,968	68,840	74,059
Products [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	100,305	73,877	190,629	157,049
Products [Member] | Revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	100,305	73,877	190,629	157,049
Services [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	46,700	43,746	90,565	93,481
Services [Member] | Revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	11,124	8,778	21,725	19,422
Services [Member] | Revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregated based on the timing of revenue recognition [Line Items]
Total Revenues	$ 35,576	$ 34,968	$ 68,840	$ 74,059